Offerings	Feb. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.875% Notes due 2028
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99863
Maximum Aggregate Offering Price	$ 499,315,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,445.13
Offering Note
This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Table” in the Company’s Registration Statement on Form
S-3
(File
No. 333-275173)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.625% Notes due 2035
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99502
Maximum Aggregate Offering Price	$ 497,510,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,168.78
Offering Note
This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Table” in the Company’s Registration Statement on Form
S-3
(File
No. 333-275173)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.